Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SP Funds Dow Jones Global Sukuk ETF
Shareholder Report [Line Items]
Fund Name	SP Funds Dow Jones Global Sukuk ETF
Class Name	SP Funds Dow Jones Global Sukuk ETF
Trading Symbol	SPSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spsk. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds Dow Jones Global Sukuk ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spsk
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds Dow Jones Global Sukuk ETF	$25	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 542,949,000
Holdings Count | Holdings	167
Advisory Fees Paid, Amount	$ 1,164,180
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$542,949
Number of Holdings	167
Total Advisory Fee Paid	$1,164,180
Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector/Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
KSA Sukuk Ltd.	10.0
Perusahaan Penerbit SBSN Indonesia III	8.8
Isdb Trust Services NO 2 SARL	6.8
Saudi Electricity Sukuk Programme Co.	5.3
SA Global Sukuk Ltd.	4.6
Suci Second Investment Co.	4.5
Sharjah Sukuk Program Ltd.	3.5
DP World Crescent Ltd.	2.9
KSA Ijarah Sukuk Ltd.	2.9
SRC Sukuk Ltd.	2.5

SP Funds S&P 500 Sharia Industry Exclusions ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Class Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Trading Symbol	SPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spus. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds S&P 500 Sharia Industry Exclusions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spus
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P 500 Sharia Industry Exclusions ETF	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 2,723,971,000
Holdings Count | Holdings	215
Advisory Fees Paid, Amount	$ 4,768,333
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$2,723,971
Number of Holdings	215
Total Advisory Fee Paid	$4,768,333
Portfolio Turnover Rate	2%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector/Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	13.5
Apple, Inc.	12.1
Microsoft Corp.	8.8
Alphabet, Inc. - Class A	5.8
Broadcom, Inc.	5.6
Tesla, Inc.	3.2
Micron Technology, Inc.	2.9
Eli Lilly & Co.	2.3
Advanced Micro Devices, Inc.	2.2
Exxon Mobil Corp.	1.6

SP Funds S&P Global REIT Sharia ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global REIT Sharia ETF
Class Name	SP Funds S&P Global REIT Sharia ETF
Trading Symbol	SPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sp-funds.com/spre. You can also request this information by contacting us at (425) 409-9500 or by writing SP Funds S&P Global REIT Sharia ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com/spre
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P Global REIT Sharia ETF	$26	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 203,354,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 496,189
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$203,354
Number of Holdings	26
Total Advisory Fee Paid	$496,189
Portfolio Turnover Rate	27%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector/Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Goodman Group - REIT	12.7
Prologis, Inc. - REIT	12.4
Equinix, Inc. - REIT	12.1
Welltower, Inc. - REIT	11.7
Charter Hall Group	5.1
Mid-America Apartment Communities, Inc. - REIT	4.9
Sun Communities, Inc. - REIT	4.9
EastGroup Properties, Inc. - REIT	4.9
Terreno Realty Corp. - REIT	4.8
Weyerhaeuser Co. - REIT	4.8

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.